SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Inventory

	June 30, 2021	December 31, 2020
	(Unaudited)
Finished goods	$575,360	$305,550
Work in process	23,932	35,286
Raw materials	78,867	105,739
Total inventory	$678,159	$446,575

	December 31, 2020	December 31, 2019

Finished goods	$305,550	$47,462
Work in process	35,286	—
Raw materials	105,739	112,010
Total inventory	$446,575	$159,472

Schedule of Fixed Assets

	June 30, 2021	December 31, 2020
	(Unaudited)
Computer equipment	$117,141	$15,780
Machinery	686,237	667,536
Leasehold improvements	163,882	161,579
Office furniture and equipment	71,292	71,292
Land improvements	7,270	7,270
Website development	2,500	2,500
Construction in process	382,915	234,950
Total fixed assets	1,431,237	1,160,907
Accumulated depreciation	(204,797)	(140,872)
Total fixed assets, net	$1,226,440	$1,020,035

	December 31, 2020	December 31, 2019

Computer equipment	$15,780	$7,268
Machinery	667,536	578,347
Leasehold improvements	161,579	137,217
Office furniture and equipment	71,292	62,926
Land improvements	7,270	7,270
Website development	2,500	27,275
Construction in process	234,950	—
Total fixed assets	1,160,907	820,303
Accumulated depreciation	(140,872)	(48,307)
Total fixed assets, net	$1,020,035	$771,996

Schedule of Dilutive Shares Not Included in Loss Per Share Computation

	June 30, 2021	December 31, 2020
	(Unaudited)
Options	4,727,778	4,542,500
Warrants	78,620,378	38,920,378
Convertible shares	173,579,371	112,233,406
	256,927,527	155,696,284

	December 31, 2020	December 31, 2019

Options	4,542,500	5,042,500
Warrants	38,920,378	29,849,761
Convertible shares	112,233,406	984,014
	155,696,284	5,876,275